Financial Risk Management Objectives and Policies - Exposures to Foreign Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances	¥ 4,850,743	$ 697,758	¥ 5,331,555
Financial liabilities	(10,717,171)	(1,541,618)	(11,823,780)
Trade and other payables	(8,328,774)	(1,198,057)	(9,632,463)
Foreign currency risk [Member] | Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quoted equity securities			606
Trade and other receivables	1,504		676
Cash and bank balances	166,517		164,544
Financial liabilities	(202)		(1,428)
Trade and other payables	(5,064)		(4,551)
Net assets/(liabilities)	162,755	23,412	159,847
Foreign currency risk [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	7,328		8,806
Cash and bank balances	1,282		2,535
Trade and other payables	(11,586)		(8,997)
Net assets/(liabilities)	(2,976)	(428)	2,344
Foreign currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	4,484		297
Cash and bank balances	26,521		4,345
Trade and other payables	(7,258)		(3,651)
Net assets/(liabilities)	23,747	3,416	991
Foreign currency risk [Member] | Others [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	218		0
Cash and bank balances	15,340		14,342
Trade and other payables	(2,579)		(510)
Net assets/(liabilities)	¥ 12,979	$ 1,867	¥ 13,832